June 24, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Scottsdale Funds (the Trust)
File No. 333-11763

Commissioners:

Enclosed is the 25th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, which is being filed pursuant to Rule 485(a) under the Securities Act of 1933. The purpose of this amendment is to add seven new series to the Trust. The new series, each of which will offer Institutional and ETF Shares, will be known as the following: Vanguard Russell 1000 Index Fund; Vanguard Russell 1000 Value Index Fund; Vanguard Russell 1000 Growth Index Fund; Vanguard Russell 2000 Index Fund; Vanguard Russell 2000 Value Index Fund; Vanguard Russell 2000 Growth Index Fund; and Vanguard Russell 3000 Index Fund. The outside front cover of the Funds’ prospectuses will include the pre-effective language required by Rule 481(b)(2).

Pursuant to the requirements of Rule 485(a)(2), we have designated an effective date of September 16, 2010, for this amendment. Within the next seventy-five (75) days, Vanguard will also be submitting a Rule 485(b) filing which will include text addressing SEC staff comments and updated exhibits to the Trust’s Registration Statement. Pursuant to Rule 485(d)(2), Vanguard will designate the same effective date for the Rule 485(b) filing, so it goes effective concurrently with this Rule 485(a) filing, on September 16, 2010.

Please contact me at (610) 503-5804 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Frances T. Han
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.
U.S. Securities and Exchange Commission